Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Sep. 28, 2013
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 39,015	$ 28,519
Accumulated depreciation and amortization	(18,391)	(11,922)
Net property, plant and equipment	20,624	16,597
Land and Buildings
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	4,863	3,309
Machinery, Equipment and Internal-Use Software
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	29,639	21,242
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 4,513	$ 3,968